DERIVATIVE INSTRUMENTS - Schedule of Outstanding Derivative Instruments (Details) - Foreign exchange forward contracts - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative assets	$ 702	$ 651
Derivative liabilities	$ 0	$ (9,241)